Accounts Receivable, Net (Details) - Schedule of accounts receivable, net - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Accounts Receivable Net Abstract
Trade accounts receivable	$ 53,896,259	$ 44,448,073
Less: allowance for doubtful accounts	(126,372)	(309,076)
Accounts receivable, net	$ 53,769,887	$ 44,138,997